LEASES (Schedule of Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
2024	$ 1,056
2025	810
2026	385
2027	281
2028 and after	472
Total lease payments	3,004
Less imputed interest	(274)
Total	$ 2,730	$ 2,439